5. Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets Details
Horizon software	$ 17,332	$ 17,599	$ 16,085
ZTE software	494	497	0
Contractual relationships	885	885	885
Intangible assets, Gross	18,711	18,981	16,970
Less accumulated amortization	(7,196)	(6,221)	(4,641)
Intangible assets, net	$ 11,515	$ 12,760	$ 12,329